Financial Instruments - Schedule of Telesat Financing Warrants (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 CAD ($)
Schedule of Telesat Financing Warrants [Line Items]
Beginning balance	$ 617,135
Change in fair value	109,780
Impact of foreign exchange	25
Ending balance	726,940
Government of Canada [Member]
Schedule of Telesat Financing Warrants [Line Items]
Beginning balance	519,948
Change in fair value	92,492
Impact of foreign exchange	21
Ending balance	612,461
Government of Quebec [Member]
Schedule of Telesat Financing Warrants [Line Items]
Beginning balance	97,187
Change in fair value	17,288
Impact of foreign exchange	4
Ending balance	$ 114,479